Class K [Member] Expense Example - Class K - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND - Class K Shares	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	$ 825